FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 800,967
Exchange and other adjustments	(17)	£ 12	£ 8
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	0
At 31 December	837,777	800,967
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Transfers into the level 3 portfolio	41
Level 3 | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	14,908	13,917
Exchange and other adjustments	94	(85)
Gains recognised in the income statement, within other income, relating to change in fair value of those liabilities held at 31 December	836	794
Purchases/increases to customer loans	1,756	2,579
Sales/repayments of customer loans	(2,316)	(2,807)
Transfers into the level 3 portfolio	167	644
Transfers out of the level 3 portfolio	(399)	(134)
At 31 December	15,046	14,908	13,917
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	109	269
Level 3 | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	408	267
Exchange and other adjustments	9	(10)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	(48)	12
Purchases/increases to customer loans	8	207
Sales/repayments of customer loans	(31)	(87)
Transfers into the level 3 portfolio	0	19
Transfers out of the level 3 portfolio	0	0
At 31 December	346	408	267
Level 3 | Total financial assets carried at fair value, excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	15,316	14,184
Exchange and other adjustments	103	(95)
Gains recognised in the income statement, within other income, relating to change in fair value of those liabilities held at 31 December	836	794
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	(48)	12
Purchases/increases to customer loans	1,764	2,786
Sales/repayments of customer loans	(2,347)	(2,894)
Transfers into the level 3 portfolio	167	663
Transfers out of the level 3 portfolio	(399)	(134)
At 31 December	15,392	15,316	£ 14,184
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 109	£ 269